Loss Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Loss Per Share Abstract
Net loss	$ (17,674)	$ (36,500)
Weighted average number of shares outstanding	86,015,208	76,668,827
Basic and diluted loss per share	$ (.21)	$ (.48)